Revenue from Contracts with Customers:	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers:
Revenue from Contracts with Customers:

Note 3 - Revenue from Contracts with Customers:

3.1) Revenue recognition

Airports operated by the Company receive income from external clients for aeronautical services rendered to airlines and the rendering of complementary services. The Company also recognizes revenue from construction services arising from concession agreements with government entities.

Following is a description of the principal types of service agreements from which the Company receives revenue.

3.1.1) Aeronautical services

The Company operates airports in three countries (Mexico, Puerto Rico and Colombia), providing multiple aeronautical services involving principally the following performance obligations:

a.	Passenger rates (Airport Use Rate – TUA), which are calculated based on total outgoing passengers (other than diplomats, infants and passengers in transit) making use of air terminals operated by the Company.
b.	Landing fees, which contemplate landing services, the use of runways, taxiing strips, and bands.
c.	Platform use fees, based on the time an aircraft remains at a terminal after landing.
d.	Security services, calculated on the basis of the total number of incoming and outgoing passengers.
e.	Baggage inspection fee, calculated on the basis of total number of outgoing passengers.
f.	Use of passenger walkways, which consists of rendering passenger walkways service connecting an aircraft to the terminal after landing.
g.	Fee for the use of passenger documentation counters; the fee is applied on the basis of the holding of documentation for one-hour periods. After the first hour has elapsed, the fee is charged proportionately for 30-minute increments.

Revenue is measured based on the consideration specified in the tariff regulating system applicable to airports in each country for each performance obligation identified. In Mexico, these are regulated by the SCT, in Puerto Rico by the “Federal Aviation Administration” (or FAA) and in Colombia by the Special Administrative Unit of Civil Aeronautics (Aerocivil).

In its capacity as operator of the LMM Airport, Aerostar entered into a Use Agreement with the main airlines serving LMM Airport, referred to as “Signing Airlines”. The agreement has a term of 15 years, counted as from February 27, 2013, with an option to be terminated in advance by agreement of the parties. If, upon completion of the effective term, no new use agreements have been entered into, each of the Use Agreements in force at that date will continue to be binding until new use agreements are signed.

Pursuant to the Use Agreement, Aerostar is entitled to receive the following annual contributions from the airlines serving LMM Airport:

●	For the first year of the contract (i.e. the year ended on December 31, 2013), USD62,000 (approximately Ps.1,268,966) multiplied by the number of effective days elapsed in that year, divided by the number of days of the year.
●	For the following five years of the contract, USD62,000 per year.
●	For the remaining years, the total annual contributions for the previous year, adjusted by inflation based on the non-underlying U.S. Consumer Price Index. For the years ended December 31, 2022, 2023 and 2024, airline contributions was USD67,030 (Ps.1,305,166), USD69,424 (Ps.1,174,583) and USD73,294 (Ps.1,315,526), respectively.

Passenger, landing and security fees are recorded at a particular point in time, once the aircraft departure manifest has been delivered. Revenue arising from other performance obligations is recorded over a period of time as the services are rendered.

Discounts

The Company may apply discounts to its rates, provided they are not discriminatory in the light of the laws in effect in the countries in which the Company operates. Discounts are granted based on the discount policy and conditions negotiated with the National Autotransportation Chamber (CANAERO), and regulated revenue must be delivered within a period of 30 days.

Revenues are recorded net of estimated discounts based on applicable rates.

The prompt-payment discount for regulated income principally the Airport Use Fees (TUA by its initials in Spanish) is established in each of the contracts signed with the airlines, and is subtracted from the aforementioned income. In 2022, 2023 and 2024, the discount amounted to Ps.118,480, Ps.200,695 and Ps.315,012, respectively.

Terms of payment

The airport service contracts term of 30 days, complementary services, payments must be made on the first day of each month.

Amendments to the Tariff Regulation Bases

On October 4, 2023, ASUR received a notification from the AFAC, a decentralized body of the Ministry of Infrastructure, Communications and Transportation (SICT), informing of its decision to modify with immediate effect the terms of the tariff base regulation established in the Exhibit 7 of the concession contracts entered into with the SICT dated June 29, 1998, and its last amendment on March 19, 1999. Section 10.8 of the concession contracts establishes that any of the terms of the concession may be modified by mutual agreement between the SICT and ASUR in accordance with the applicable law. Following negotiations between the Company and the SICT, the SICT decided to unilaterally modify the terms of the Amended Tariff Regulations. On October 18, 2023, the Mexican Congress approved the initiative to increase the Airport Use Right of each of the airports in the ASUR concession from 5% to 9%. The increase took effect from January 1, 2024.

On December 11, 2023, the Federal Civil Aviation Agency (AFAC), based on the periodic review of the maximum joint rate on the new bases, determined the maximum joint rate of the Mexican Airports for the period from January 1, 2024 through December 31, 2028, the rates applicable are shown below:

Airport	2024 (1)	2025 (1)	2026 (1)	2027 (1)	2028 (1)
Cancun	359.90	357.02	354.17	351.34	348.52
Cozumel	461.62	457.93	454.27	450.63	447.03
Huatulco	494.48	490.52	486.60	482.70	478.85
Merida	306.65	304.20	301.77	299.36	296.96
Minatitlan	543.88	539.54	535.22	530.94	526.69
Oaxaca	362.85	359.94	357.06	354.21	351.37
Tapachula	299.49	297.09	294.72	292.36	290.02
Veracruz	288.30	286.00	283.71	281.44	279.19
Villahermosa	324.04	321.45	318.88	316.33	313.80

(1)Figures in mexican pesos adjusted as of December 31, 2024 based on the Producer Price Index.

3.1.2) Non-aeronautical services

The Company generates revenue from non-aeronautical services, which involve basically the following performance obligations:

a.	Retail sales, recorded when a product is sold to a client and payment on the transaction is made at the time of purchase.
b.	Access rates to nonpermanent overland transportation based on the number of access events experienced by the transportation companies operated by third parties providing passenger transportation services at the terminal.
c.	Car parking, rates based on the time vehicles remain at public parking areas.

Revenue arising from access rates to overland transportation and retail sales are recorded at a particular point in time, to the extent that the performance obligation is satisfied and the promised goods and services are transferred, while parking area income is recorded over time.

Contracts for commercial income

IFRS 15 must be applied to all contracts with clients. However, there are exceptions, such as contracts for the leasing of commercial space, which fall under IFRS 16 “Leases”.

Leasing income (non-regulated activities) are considered complementary services to the supply of regulated services so there is no separate infrastructure other than the intangible recognized as show in Note 8, nor is a right of use to be accounted for separately in the adoption of IFRS 16.

Presently, space leased at airports to airlines and other commercial lessees comprise the most significant source of income related to non-aeronautic services. Leasing income is accrued monthly and is determined by applying a percentage established in the lease contract to income from actual sales of lessees (share of sales), or an agreed minimum fee.

Commercial leasing operations include the leasing of automobiles, the sale of food and beverages, retail sales, sales made at kiosks, graphic advertising, overland transportation, fixed operations and other services rendered. Commercial income is partially recorded on the basis of lessee income and is partially based on minimum lease rates.

At December 31, 2022, 2023 and 2024, variable leasing income was Ps.4,637,247, Ps.6,831,223 and Ps.7,088,231, respectively, and Ps. 1,295,167, Ps.887,191 and Ps.1,069,265, respectively, for fixed leasing rates.

3.1.3) Construction services

As an operator of airport concessions, the Company is required to improve items under concession. Works carried out within the airport are based on development plans authorized by the regulators. Revenue from construction services are recorded on the basis of percentages of completion, presented by the contractors, and approved by the regulator at least once a year. Improvements made are expected to complement the infrastructure of the airport operated by the Group. IFRS 15 establishes that during the construction period of the infrastructure related to concessions received, they must be shown as “contract assets” in the statement of financial position, regardless of the type of consideration received (financial asset or intangible asset). See Note 8.

Construction services carried out by the Group do not entitle it to a direct cash consideration; rather, it is entitled to charge users for airport services rendered at the terminals during the concession period. Revenue from construction services is measured at fair value of the services rendered, which increased the value of the intangible asset, plus the cost of capitalizable financing.

As of December 31, 2022, 2023 and 2024, revenues from construction services in Mexico were Ps.2,268,620, Ps.873,574 and Ps.2,196,717. in Aerostar they were Ps.411,152, Ps.414,520, and Ps.626,195, and in Airplan were Ps.12,922, Ps.14,539 and Ps.25,387, respectively.

3.1.4) Airports Law and Regulations

Mexico

Under the Mexican Airports Law and regulations thereto, company revenue is classified as Airport Services, Complementary Airport Services and Commercial Services. Airport Services mainly consist of the use of runways, taxiways and platforms for landings and departures, parking for aircrafts, use of mechanical boarders, security services, hangars, car parking, as well as the general use of the terminals and other infrastructure by the aircrafts, passengers and cargo, including the rental of space that is essential for the operation of airlines and suppliers of complementary services. Non-regulated Services mainly consist in complementary services consist such as of ramp services and handling of luggage and cargo, food services, maintenance and repair and related activities that provide support to the airlines.

The Rate Regulation Law provides that the following sources of revenues are regulated under this system:

●	Revenues from airport services (as defined under the Mexican Airport Law), other than automobile parking, and
●	Access fees earned from third parties providing complementary services, other than those related to the establishment of administrative quarters that the SCT determines to be non-essential.

Non-regulated Services consist of services that are not considered essential for an airportʼs operation, such as the rental of spaces to businesses, restaurants and banks. Access fees and revenue from other services are recognized as services are rendered.

The following sets forth the Company revenue at December 31, 2022, 2023, and 2024 using the classification established in the Airport Law and the Regulations there to, on the basis of performance obligations established under IFRS 15.

	Year ended of December 31,
	2022		2023		2024
Regulated services:
Airport services for revenue from contracts with customers:
Passengers fees	Ps.	10,795,615	Ps.	11,771,402	Ps.	14,414,309
Landing fees		1,277,251		1,376,707		1,533,321
Platform		751,464		704,446		960,182
Seurity services		134,364		152,059		178,016
Baggage inspection fees		353,638		400,280		575,776
Passengers walkway		644,356		691,920		790,739
Passengers documentation counters		29,841		35,298		34,272
Other airport services		499,299		538,326		563,432
Total regulated services (*)	Ps.	14,485,828	Ps.	15,670,438	Ps.	19,050,047

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	1,422,651	Ps.	1,569,319	Ps.	1,553,383
Access fees on non permanent ground transportation		82,857		96,914		102,190
Car parking		416,767		458,039		508,298
Other services		280,671		271,690		291,129
		2,202,946		2,395,962		2,455,000
Commercial services		5,932,414		6,452,611		6,979,441
Total non regulated services (**)		8,135,360		8,848,573		9,434,441
Construction services		2,692,694		1,302,633		2,848,299
Total	Ps.	25,313,882	Ps.	25,821,644	Ps.	31,332,787
(*)

For 2022, 2023 and 2024, this includes Mexico’s regulated income amounting to Ps.10,358,492, Ps.11,694,911 and Ps.14,376,540, respectively, Aerostar’s regulated income amounting to Ps.2,100,275, Ps.2,029,890 and Ps.2,208,073, respectively, Airplan’s regulated income amounting to Ps.2,027,061, Ps.1,945,637 and Ps.2,465,434, respectively.

(**)

This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.413,322, Ps.447,345 and Ps.460,886 for the 2022, 2023 and 2024 periods, respectively.

Puerto Rico

According to the agreement entered into by the Puerto Rico Authority and Aerostar, Aerostar revenue is classified as either regulated services or non-regulated services. See Notes 3.1.1 and 3.1.2.

Colombia

Under resolution 4530 of Civil Aeronautics in Colombia, Airplan revenue is classified as either regulated services or non-regulated services. See Notes 3.1.1 and 3.1.2.

The following table sets forth revenue from leasing of commercial spaces by type for the years indicated:

	Year ended of December 31,
	2022		2023		2024
Commercial revenues:
Duty free shops	Ps.	2,495,826	Ps.	2,621,852	Ps.	2,807,365
Food and beverage		1,243,576		1,419,917		1,457,698
Advertising revenues		151,741		206,942		236,629
Car rental companies		1,110,926		1,230,544		1,404,473
Banking and currency exchange servcies		102,783		103,285		98,475
Teleservices		15,538		16,099		16,073
Ground transportations		131,653		144,674		166,549
Other services		680,371		709,298		792,179
Total commercial revenues	Ps.	5,932,414	Ps.	6,452,611	Ps.	6,979,441

The domestic and international passenger traffic for 2022, 2023 and 2024, in thousands is show as follows:

	Year ended of December 31,
	2022	2023	2024
Domestic passenger traffic:
Mexico	18,701	21,273	19,809
Puerto Rico	9,404	10,919	11,697
Colombia	13,718	11,920	13,005
Total domestic passengers	41,823	44,112	44,511

International passenger traffic:
Mexico	20,823	22,195	21,611
Puerto Rico	907	1,278	1,550
Colombia	2,788	2,975	3,647
Total international passengers	24,518	26,448	26,808
Total passengers	66,341	70,560	71,319

The increase in revenue in 2022,2023 and 2024 is shown below, respectively, by country, without considering construction services which does not depend directly on passenger traffic:

	Year ended of December 31,						% Change 2024	% Change 2024
	2022		2023		2024		compared to 2022	compared to 2023
Aeronautical revenue
Mexico	Ps.	9,945,180	Ps.	11,247,569	Ps.	13,915,654	39.9	23.7
Puerto Rico		2,100,276		2,029,890		2,208,073	5.1	8.8
Colombia		2,027,061		1,945,637		2,465,434	21.6	26.7
Total aeronautical revenue	Ps.	14,072,517	Ps.	15,223,096	Ps.	18,589,161	32.1	22.1

Non-aeronautical revenue
Mexico		6,297,790		6,906,759		7,056,319	12.0	2.2
Puerto Rico		1,598,601		1,729,919		1,981,707	24.0	14.6
Colombia		652,280		659,237		857,301	31.4	30.0
Total non-aeronautical revenue	Ps.	8,548,671	Ps.	9,295,915	Ps.	9,895,327	15.8	6.4
Total without construction revenue	Ps.	22,621,188	Ps.	24,519,011	Ps.	28,484,488	25.9	16.2

Below is the estimated future income for next year’s arising from non-cancelable operating leases, considering minimum rent commercial leases:

For the years that will end December 31:

	Year ended
	December 31,
	2022		2023		2024
2023	Ps.	4,531,807		—		—
2024		4,070,098	Ps.	4,643,338		—
2025		3,869,058		4,271,488	Ps.	5,014,633
2026		3,659,380		3,841,569		4,366,396
2027		2,879,797		3,008,983		3,343,207
2028		2,045,977		2,158,389		2,361,104
2029		303,374		503,339		599,477
2030 to 2033		171,991		350,706		538,718
Total	Ps.	21,531,482	Ps.	18,777,812	Ps.	16,223,535

3.2) Other income

In 2022, the line of other income is made up of operations from previous years which were in dispute and had favorable resolutions by the authorities in 2022 as follows:

	Year ended
	December 31, 2022
Other income:
Income recovery from the fuel distribution
fee at the LMM Airport (Note 15 h)	Ps	300,384
Income recovery due to regularization of car rental companies		45,848
	Ps	346,232

This other income corresponds in both cases to income for the years 2014-2022. This recovery is non-recurring and from 2023 the part corresponding to the revenue from fees on fuel distribution at the LMM Airport (USD0.02 cents per gallon or fraction of a gallon of avation fuel fispatched at the LMM Airport), will be recorded in the aeronautical revenue line from the subsidiary Aerostar. (See Note 15.h).

The recovery of income for regularization of car rental companies come from an operational agreement of car rental operation outside the airport reached by Aerostar and car rental companies that operated outside the airport on public roads and for which a favorable resolution was obtained by the Puerto Rico District Court and a collection check was obtained for the amount of USD2,225 (Ps.45,848). This recovery is non-recurring since 2022, and the corresponding part will be recorded in the non-aeronautical revenue line from the subsidiary Aerostar.